N-2	Oct. 20, 2023
Cover [Abstract]
Entity Central Index Key	0000707605
Amendment Flag	false
Securities Act File Number	0-11204
Document Type	8-K
Entity Registrant Name	AMERISERV FINANCIAL, Inc.
Entity Address, Address Line One	Main and Franklin Streets
Entity Address, City or Town	Johnstown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15901
City Area Code	814
Local Phone Number	533-5300
Entity Emerging Growth Company	false